Non-controlling Interests	12 Months Ended
Dec. 31, 2012
NON-CONTROLLING INTERESTS [Abstract]
Noncontrolling Interest
18.	NON-CONTROLLING INTERESTS

Non controlling interests as of December 31, 2011 and 2012 are as follows:

	December 31, 2011	December 31, 2012
	RMB	RMB
Non-controlling interests in Actoz	247,775	30,720
Non-controlling interests in other subsidiaries	9,383	22,590
	257,158	53,310

The movements of non-controlling interests during the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	205,886	238,864	257,158
Add:
Non-controlling interests arising from business combination	6,451	4,062	5,533
Capital contribution to subsidiaries by non-controlling interests*	—	—	7,116
Net income attributable to non-controlling interests	15,846	21,115	23,165
Share-based compensation of subsidiaries	5,020	8,326	8,886
Exercise of share options of a subsidiary	3,848	5,349	4,920
Less:
Currency translation adjustments of subsidiaries	1,813	(19,586)	9,444
Contribution by noncontrolling shareholders related to transfer of a portion of subsidiary Eyedentity’s equity from Shanda Games International to Actoz (see Note 4(3))	—	—	(260,077)
Disposal of a subsidiary	—	—	(2,835)
Change of equity in an affiliated company of a subsidiary	—	(972)	—
Balance at the end of year	238,864	257,158	53,310

*Capital contribution to subsidiaries by non-controlling interests mainly represented capital contributions from non-controlling interests to subsidiaries which are majority-owned. The group contributed a total amount of RMB15.2 million to such subsidiaries for its controlling interests.